Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Outcomes
Pursuant to Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are required to provide the following information about the relationship between “Compensation Actually Paid,” defined by the SEC and referred to below as “CAP,” and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis—Annual Incentive Bonus” and “Compensation Discussion and Analysis—Long-term Equity Incentive Compensation.”

									Value of Initial Fixed $100 Invested Based On:
Year (a)	SCT Total Compensation for PEO1 (1) (b)	SCT Total Compensation for PEO2 (1) (c)	SCT Total Compensation for PEO3 (1) (d)	Compensation Actually Paid to PEO1 (2) (e)	Compensation Actually Paid to PEO2 (2) (f)	Compensation Actually Paid to PEO3 (2) (g)	Average SCT Total Compensation for Other NEOs (3) (h)	Average Compensation Actually Paid to Other NEOs (4) (i)	Company TSR (5) (j)	Nasdaq US Benchmark Retail Index TSR (6) (k)	Net Income ($M) (7) (l)	Post- Incentive Adjusted Operating Income ($M) (8) (m)
2024	$8,104,417	$6,294,557	$1,204,010	($6,264,388)	$3,192,595	$1,097,162	$4,182,513	$1,789,718	$82.83	$250.87	$253.6	$325.8
2023	$10,185,354	—	—	$5,860,102	—	—	$2,916,152	$2,049,998	$159.96	$187.54	$301.0	$385.6
2022	$7,026,551	—	—	$10,728,894	—	—	$1,912,785	$2,722,276	$172.43	$138.03	$261.5	$345.0
2021	$9,047,922	—	—	$5,755,350	—	—	$2,492,862	$1,927,477	$140.29	$163.44	$278.8	$378.9
2020	$16,786,568	—	—	$13,521,989	—	—	$3,388,934	$3,164,338	$155.21	$141.08	$123.4	$154.8

(1)
In these tables, PEO1, PEO2 and PEO3 refer to Mr. Anderson, Mr. Bull and Ms. Park, respectively. The dollar amounts reported in columns (b), (c) and (d) are the amounts of total compensation reported in the Summary Compensation Table for each of Mr. Anderson, Mr. Bull and Ms. Park in the year(s) that they served as our principal executive officer.

(2)
The dollar amounts reported in columns (e), (f) and (g) represent the amount of CAP to each of Mr. Anderson, Mr. Bull and Ms. Park in the year(s) that they served as our principal executive officer. In accordance with the SEC methodology for determining CAP, the following adjustments were made to their total compensation:

The following table reconciles the PEO1 Summary Compensation Table total to PEO1 Compensation Actually Paid for fiscal 2024:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	(Deductions) from Summary Compensation Table(a)	Adjustments to Compensation Table Total(b)	Compensation Actually Paid
2024	$649,231	$0	$7,445,076	$10,110	$8,104,417	($7,445,076)	($6,923,729)	($6,264,388)

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table.
(b)
The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end
fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; and (iv) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are forfeited during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Fair Value of Awards Forfeited in Current FY	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$0	($7,057,010)	$0	$133,281	($6,923,729)
The following table reconciles the PEO2 Summary Compensation Table total to PEO2 Compensation Actually Paid:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	(Deductions) from Summary Compensation Table (c)	Adjustments to Compensation Table Total (d)	Compensation Actually Paid
2024	$797,115	$400,000	$5,081,605	$15,837	$6,294,557	($5,081,605)	$1,979,643	$3,192,595

(c)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table.
(d)	The equity award adjustments are calculated using the same methodology as described above in note 2(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Fair Value of Awards Forfeited in Current FY	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$4,137,071	$0	($2,280,013)	$122,585	$1,979,643
The following table reconciles the PEO3 Summary Compensation Table total to PEO3 Compensation Actually Paid:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	(Deductions) from Summary Compensation Table (e)	Adjustments to Compensation Table Total (f)	Compensation Actually Paid
2024	$126,923	$0	$999,915	$77,172	$1,204,010	($999,915)	$893,067	$1,097,162

(e)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table.
(f)	The equity award adjustments are calculated using the same methodology as described above in note 2(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Fair Value of Awards Forfeited in Current FY	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$893,067	$0	$0	$0	$893,067

(3)
The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s non-PEO
NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable fiscal year. For this purpose, the Company’s non-PEO
NEOs were as follows: (i) for fiscal 2024, Messrs. Bull, Hill, Romanko, Specter and Vellios, and Ms. Chipman; (ii) for fiscal 2023, Messrs. Bull, Hill, Romanko and Specter, and Ms. Chipman; and (iii) for fiscal 2022, 2021, and 2020, Messrs. Bull, Specter and Romanko, and Ms. Werthauser.

(4)	The following table reconciles the non-CEO NEO’s Average Summary Compensation Table total to Compensation Actually Paid:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	(Deductions) from Summary Compensation Table(a)	Adjustments to Compensation Table Total(b)	Average Compensation Actually Paid
2024	$560,792	$180,000	$3,237,394	$204,327	$4,182,513	($3,237,394)	$844,599	$1,789,718

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology as described in note 2(b) above, are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Fair Value of Awards Forfeited in Current FY	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$2,183,728	($741,721)	($572,204)	($25,205)	$844,599

(5)	As used herein, “TSR” means cumulative total shareholder return, as calculated in accordance with SEC rules.
(6)
The peer group we use for this purpose is the Nasdaq US Benchmark Retail Index, the same index we use for purposes of our stock performance graph disclosure in our Form
10-K
pursuant to Item 201(e) of Regulation
S-K.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(8)
Post-Incentive Adjusted Operating Income is a
non-GAAP
measure used in our annual incentive program. See
Appendix
A-1
for how we define Post-Incentive Adjusted Operating Income and a reconciliation of post-incentive adjusted operating income to GAAP operating income.

Company Selected Measure Name	Post-Incentive Adjusted Operating Income
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s non-PEO
NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable fiscal year. For this purpose, the Company’s non-PEO
NEOs were as follows: (i) for fiscal 2024, Messrs. Bull, Hill, Romanko, Specter and Vellios, and Ms. Chipman; (ii) for fiscal 2023, Messrs. Bull, Hill, Romanko and Specter, and Ms. Chipman; and (iii) for fiscal 2022, 2021, and 2020, Messrs. Bull, Specter and Romanko, and Ms. Werthauser.

Peer Group Issuers, Footnote	The peer group we use for this purpose is the Nasdaq US Benchmark Retail Index, the same index we use for purposes of our stock performance graph disclosure in our Form
10-K
pursuant to Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (e), (f) and (g) represent the amount of CAP to each of Mr. Anderson, Mr. Bull and Ms. Park in the year(s) that they served as our principal executive officer. In accordance with the SEC methodology for determining CAP, the following adjustments were made to their total compensation:

The following table reconciles the PEO1 Summary Compensation Table total to PEO1 Compensation Actually Paid for fiscal 2024:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	(Deductions) from Summary Compensation Table(a)	Adjustments to Compensation Table Total(b)	Compensation Actually Paid
2024	$649,231	$0	$7,445,076	$10,110	$8,104,417	($7,445,076)	($6,923,729)	($6,264,388)

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table.
(b)
The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end
fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; and (iv) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are forfeited during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Fair Value of Awards Forfeited in Current FY	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$0	($7,057,010)	$0	$133,281	($6,923,729)
The following table reconciles the PEO2 Summary Compensation Table total to PEO2 Compensation Actually Paid:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	(Deductions) from Summary Compensation Table (c)	Adjustments to Compensation Table Total (d)	Compensation Actually Paid
2024	$797,115	$400,000	$5,081,605	$15,837	$6,294,557	($5,081,605)	$1,979,643	$3,192,595

(c)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table.
(d)	The equity award adjustments are calculated using the same methodology as described above in note 2(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Fair Value of Awards Forfeited in Current FY	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$4,137,071	$0	($2,280,013)	$122,585	$1,979,643
The following table reconciles the PEO3 Summary Compensation Table total to PEO3 Compensation Actually Paid:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	(Deductions) from Summary Compensation Table (e)	Adjustments to Compensation Table Total (f)	Compensation Actually Paid
2024	$126,923	$0	$999,915	$77,172	$1,204,010	($999,915)	$893,067	$1,097,162

(e)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table.
(f)	The equity award adjustments are calculated using the same methodology as described above in note 2(b). The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Fair Value of Awards Forfeited in Current FY	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$893,067	$0	$0	$0	$893,067

Non-PEO NEO Average Total Compensation Amount	$ 4,182,513	$ 2,916,152	$ 1,912,785	$ 2,492,862	$ 3,388,934
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,789,718	2,049,998	2,722,276	1,927,477	3,164,338
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following table reconciles the non-CEO NEO’s Average Summary Compensation Table total to Compensation Actually Paid:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	(Deductions) from Summary Compensation Table(a)	Adjustments to Compensation Table Total(b)	Average Compensation Actually Paid
2024	$560,792	$180,000	$3,237,394	$204,327	$4,182,513	($3,237,394)	$844,599	$1,789,718

(a)	Represents the grant date fair value of equity awards reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The amounts deducted or added in calculating the total average equity award adjustments, using the same methodology as described in note 2(b) above, are as follows:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at FYE	Fair Value of Awards Forfeited in Current FY	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Equity Value Included in Compensation Actually Paid
2024	$2,183,728	($741,721)	($572,204)	($25,205)	$844,599

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The most important financial performance measures used by the Company to link CAP for the most recently completed fiscal year to the Company’s performance are as follows:

•	Post-Incentive Adjusted Operating Income (as defined in Appendix A-1)

•	Net Sales

•	Relative TSR (the Company’s TSR as compared to the TSR of a peer group established by the compensation committee)

Total Shareholder Return Amount	$ 82.83	159.96	172.43	140.29	155.21
Peer Group Total Shareholder Return Amount	250.87	187.54	138.03	163.44	141.08
Net Income (Loss)	$ 253,600,000	$ 301,000,000	$ 261,500,000	$ 278,800,000	$ 123,400,000
Company Selected Measure Amount	325,800,000	385,600,000	345,000,000	378,900,000	154,800,000
Measure:: 1
Pay vs Performance Disclosure
Name	Post-Incentive Adjusted Operating Income
Non-GAAP Measure Description	Post-Incentive Adjusted Operating Income is a
non-GAAP
measure used in our annual incentive program. See
Appendix
A-1
	for how we define Post-Incentive Adjusted Operating Income and a reconciliation of post-incentive adjusted operating income to GAAP operating income.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Mr Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,104,417	$ 10,185,354	$ 7,026,551	$ 9,047,922	$ 16,786,568
PEO Actually Paid Compensation Amount	$ (6,264,388)	5,860,102	10,728,894	5,755,350	13,521,989
PEO Name	Mr. Anderson
Mr.Bull [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,294,557	0	0	0	0
PEO Actually Paid Compensation Amount	$ 3,192,595	0	0	0	0
PEO Name	Mr. Bull
Ms.Park [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,204,010	0	0	0	0
PEO Actually Paid Compensation Amount	$ 1,097,162	$ 0	$ 0	$ 0	$ 0
PEO Name	Ms. Park
PEO | Mr Anderson [Member]
Pay vs Performance Disclosure
Salary	$ 649,231
Bonus	0
Equity Awards (from Summary Compensation Table)	7,445,076
All Other Compensation	10,110
PEO | Mr Anderson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,445,076)
PEO | Mr Anderson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,923,729)
PEO | Mr Anderson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Anderson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Anderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,281
PEO | Mr Anderson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,057,010)
PEO | Mr.Bull [Member]
Pay vs Performance Disclosure
Salary	797,115
Bonus	400,000
Equity Awards (from Summary Compensation Table)	5,081,605
All Other Compensation	15,837
PEO | Mr.Bull [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,081,605)
PEO | Mr.Bull [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,979,643
PEO | Mr.Bull [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,137,071
PEO | Mr.Bull [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,280,013)
PEO | Mr.Bull [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,585
PEO | Mr.Bull [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Park [Member]
Pay vs Performance Disclosure
Salary	126,923
Bonus	0
Equity Awards (from Summary Compensation Table)	999,915
All Other Compensation	77,172
PEO | Ms.Park [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(999,915)
PEO | Ms.Park [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	893,067
PEO | Ms.Park [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	893,067
PEO | Ms.Park [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Park [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Ms.Park [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Salary	560,792
Bonus	180,000
Equity Awards (from Summary Compensation Table)	3,237,394
All Other Compensation	204,327
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,237,394)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	844,599
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,183,728
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(572,204)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,205)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (741,721)